Summary of Operating Segments	12 Months Ended
Dec. 31, 2014
Summary of Operating Segments [Abstract]
Summary of Operating Segments
SUMMARY OF OPERATING SEGMENTS

(In millions)	2014	2013	2012

Revenues
CLL	$14,630	$14,316	$16,458
Consumer	15,023	15,741	15,303
Energy Financial Services	1,697	1,526	1,508
GECAS	5,242	5,346	5,294
Total segment revenues	36,592	36,929	38,563
GECC corporate items and eliminations	3,164	3,223	3,147
Total revenues	$39,756	40,152	41,710

Segment profit (loss)
CLL	$2,271	$1,965	$2,401
Consumer	3,016	4,319	3,207
Energy Financial Services	401	410	432
GECAS	1,046	896	1,220
Total segment profit	6,734	7,590	7,260
GECC corporate items and eliminations	(396)	(1,057)	(723)
Earnings from continuing operations attributable to GECC	6,338	6,533	6,537
Preferred stock dividends declared	(322)	(298)	(123)
Earnings from continuing operations attributable to GECC common shareowner	6,016	6,235	6,414
Earnings (loss) from discontinued operations, net of taxes	896	(329)	(322)
Net earnings attributable to GECC common shareowner	$6,912	5,906	6,092

NOTE 20. OPERATING SEGMENTS

Basis for presentation

Our operating businesses are organized based on the nature of markets and customers. Segment accounting policies are the same as described in Note 1. Segment results include an allocation for a portion of corporate overhead costs, which include such items as employee compensation and benefits. Segment results reflect the discrete tax effect of transactions, but the intraperiod tax allocation is reflected outside of the segment unless otherwise noted in segment results.

Effects of transactions between related companies are made on an arms-length basis and are eliminated. As a wholly-owned subsidiary, GECC enters into various operating and financing arrangements with GE. These arrangements are made on an arms-length basis but are related party transactions and therefore require the following disclosures. At December 31, 2014 and 2013, financing receivables included $9,850 million and $8,582 million, respectively, of receivables from GE customers. At December 31, 2014 and 2013, other receivables included $7,200 million and $7,076 million, respectively, of receivables from GE. Property, plant and equipment included $1,285 million and $993 million, respectively, of property, plant and equipment leased to GE, net of accumulated depreciation. Borrowings included $1,222 million and $1,220 million, respectively, of amounts held by GE.

On February 22, 2012, our parent, General Electric Capital Services, Inc. (GE Capital Services or GECS) was merged with and into GECC. GECC’s continuing operations now include the run-off insurance operations previously held and managed in GECS, and which are reported in corporate items and eliminations. Unless otherwise indicated, references to GECC and the GE Capital segment relate to the entity or segment as they exist subsequent to the February 22, 2012 merger.

A description of our operating segments as of December 31, 2014, can be found below, and details of segment profit by operating segment can be found in the Summary of Operating Segments within “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

CLL has particular mid-market expertise, and primarily offers secured commercial loans, equipment financing and other financial services to companies across a wide range of industries including construction, retail, manufacturing, transportation, media, communications, technology and healthcare. Equipment financing activities include industrial, medical, fleet vehicles, construction, office imaging and many other equipment types.

Consumer offers a full range of financial products including private-label credit cards; personal loans; bank cards; auto loans and leases; mortgages; debt consolidation; home equity loans; deposit and other savings products; and small and medium enterprise lending on a global basis.

Energy Financial Services invests in long-lived, capital-intensive energy projects and companies by providing structured equity, debt, leasing, partnership financing, project finance, and broad-based commercial finance.

GECAS, our commercial aircraft financing and leasing business, offers a wide range of aircraft types and financing options, including operating leases and secured debt financing, and also provides productivity solutions including spare engine leasing, airport and airline consulting services, and spare parts financing and management.

REVENUES

	Total revenues			Intersegment revenues(a)			External revenues
(In millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012

CLL	$14,630	$14,316	$16,458	$18	$31	$47	$14,612	$14,285	$16,411
Consumer	15,023	15,741	15,303	-	15	3	15,023	15,726	15,300
Energy Financial
Services	1,697	1,526	1,508	-	-	-	1,697	1,526	1,508
GECAS	5,242	5,346	5,294	-	-	-	5,242	5,346	5,294
GECC corporate
items and eliminations	3,164	3,223	3,147	(18)	(46)	(50)	3,182	3,269	3,197
Total	$39,756	40,152	41,710	-	$-	$-	39,756	$40,152	$41,710

(a) Sales from one component to another generally are priced at equivalent commercial selling prices.

Revenues from customers located in the United States were $24,887 million, $23,229 million and $24,568 million in 2014, 2013 and 2012, respectively. Revenues from customers located outside the United States were $14,869 million, $16,923 million and $17,142 million in 2014, 2013 and 2012, respectively.

	Depreciation and amortization			Provision (benefit) for income taxes
(In millions)	2014	2013	2012	2014	2013	2012

CLL	4,052	4,225	4,262	701	143	742
Consumer	251	242	228	736	(7)	1,141
Energy Financial Services	142	66	64	(193)	(141)	(186)
GECAS	2,352	2,655	2,065	(78)	(106)	5
GECC corporate items
and eliminations	95	98	89	(804)	(410)	(619)
Total	$6,892	$7,286	$6,708	$362	(521)	1,083

	Interest on loans(a)			Interest expense(b)
(In millions)	2014	2013	2012	2014	2013	2012

CLL	$4,065	$4,510	$5,121	$3,308	$3,558	$4,515
Consumer	11,849	11,855	11,631	2,611	2,669	3,294
Energy Financial Services	79	125	136	564	577	675
GECAS	305	344	398	1,381	1,406	1,520
GECC corporate items
and eliminations	88	81	64	(546)	(220)	(292)
Total	16,386	16,915	17,350	7,318	7,990	9,712

(a) Represents one component of Revenues from services, see Note 12.

(b) Represents total interest expense, see Statement of Earnings.

	Assets(a)(b)(c)			Property, plant and equipment additions
	At December 31,			For the years ended December 31,
(In millions)	2014	2013	2012	2014	2013	2012

CLL	$172,380	$174,357	$181,375	$6,510	$6,673	$6,830
Consumer	135,987	132,236	138,002	116	62	76
Energy Financial Services	15,467	16,203	19,185	-	-	-
GECAS	42,625	45,876	49,420	3,747	3,223	4,944
GECC corporate items and eliminations	134,946	149,862	153,194	37	20	26
Total	$501,405	$518,534	$541,176	$10,410	$9,978	$11,876

(a) Assets of discontinued operations are included in GECC corporate items and eliminations for all periods presented.

(b) Total assets of the CLL, Consumer, Energy Financial Services and GECAS operating segments at December 31, 2014, include investment in and advances to associated companies of $5,023 million, $4,440 million, $6,911 million and $378 million, respectively. Investments in and advances to associated companies contributed approximately of $295 million, $223 million, $402 million and $262 million, respectively, to segment pre-tax income of the CLL, Consumer, Energy Financial Services and GECAS operating segments, for the year ended December 31, 2014.

(c) Aggregate summarized financial information for significant associated companies assuming a 100% ownership interest included total assets at December 31, 2014, and 2013 of $78,632 million and $78,291 million, respectively. Assets were primarily financing receivables of $46,481 million and $41,502 million at December 31, 2014, and 2013, respectively. Total liabilities at December 31, 2014, and 2013 were $57,273 million and $53,991 million, respectively, comprised primarily of bank deposits $1,853 million and $4,935 million at December 31, 2014, and 2013, respectively, and debt of $39,147 million and $36,111 million at December 31, 2014, and 2013, respectively. Revenues for 2014, 2013 and 2012, totaled $37,823 million, $15,994 million and $17,502 million, respectively, and net earnings for 2014, 2013 and 2012 totaled $(1,539) million, $2,389 million and $2,834 million, respectively.

Property, plant and equipment – net associated with operations based in the United States were $11,990 million, $11,619 million and $11,166 million at December 31, 2014, 2013 and 2012, respectively. Property, plant and equipment – net associated with operations based outside the United States were $37,439 million, $39,803 million and $41,571 million at December 31, 2014, 2013 and 2012, respectively.